Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	Twelve Months Ended December 31,
	2023	2022	2021
	($ in millions, except share and share amounts)
Net income	$534.7	$51.1	$29.8
Less: Preference share dividends	(49.9)	(44.6)	(44.5)
Net income/(loss) available to ordinary shareholders	$484.8	$6.5	$(14.7)

Basic and diluted weighted average ordinary shares outstanding	60,395,839	60,395,839	60,395,839

Basic and diluted earnings/(loss) per ordinary share	$8.03	$0.11	$(0.24)